Leasing arrangements - leasee - Summary of profit and loss accounts relating to lease contracts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items affecting profit or loss
Interest expense on lease liabilities	$ 15,245	$ 13,442	$ 14,349
Expense on short-term lease contracts	$ 143,791	$ 202,782	$ 230,589